GOODWIL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in goodwill during the year is as follows:

	2019	2018
Balance as of the beginning of the year:

Goodwill	$2,220	$1,044
Accumulated impairment losses	(1,525)	-
	695	1,044

Goodwill acquired during the year	-	1,242
Impairment losses	-	(1,563)
Exchange rate effect	(14)	(28)
	681	695

Balance as of the end of the year:

Goodwill	2,182	2,220
Accumulated impairment losses	(1,501)	(1,525)
	$681	$695